AlphaMark Fund
Schedule of Investments
November 30, 2021 (Unaudited)

Common Stocks - 29.5%	Shares	Value
Communications - 3.1%
Entertainment Content - 1.3%
Take-Two Interactive Software, Inc. *	1,758	$ 291,617

Internet Media & Services - 1.0%
Alphabet, Inc. - Class C *	81	230,772

Telecommunications - 0.8%
Verizon Communications, Inc.	3,666	184,290

Consumer Discretionary - 3.2%
E-Commerce Discretionary - 0.6%
Amazon.com, Inc. *	36	126,254

Home Construction - 0.5%
Toll Brothers, Inc.	1,757	111,517

Leisure Products - 0.4%
Polaris, Inc.	807	90,215

Retail - Discretionary - 1.7%
AutoZone, Inc. *	71	129,012
Lowe's Companies, Inc.	614	150,178
Ross Stores, Inc.	1,021	111,381
		390,571
Consumer Staples - 2.5%
Food - 0.8%
Tyson Foods, Inc. - Class A	2,268	179,082

Household Products - 0.9%
Estée Lauder Companies, Inc. (The) - Class A	586	194,593

Retail - Consumer Staples - 0.8%
Kroger Company (The)	4,325	179,617

Energy - 1.0%
Oil & Gas Producers - 1.0%
Marathon Petroleum Corporation	3,494	212,610

AlphaMark Fund
Schedule of Investments (Continued)

Common Stocks - 29.5% (Continued)	Shares	Value
Financials - 3.5%
Banking - 1.4%
Fifth Third Bancorp	3,843	$ 161,982
Western Alliance Bancorp	1,410	154,790
		316,772
Institutional Financial Services - 1.3%
Goldman Sachs Group, Inc. (The)	412	156,968
Intercontinental Exchange, Inc.	1,086	141,962
		298,930
Insurance - 0.8%
Arthur J. Gallagher & Company	1,047	170,556

Health Care - 4.3%
Biotech & Pharma - 1.7%
Bristol-Myers Squibb Company	3,007	161,266
Regeneron Pharmaceuticals, Inc. *	370	235,516
		396,782
Health Care Facilities & Services - 1.6%
DaVita, Inc. *	1,637	154,696
Molina Healthcare, Inc. *	710	202,478
		357,174
Medical Equipment & Devices - 1.0%
Thermo Fisher Scientific, Inc.	346	218,959

Industrials - 2.7%
Commercial Support Services - 0.6%
Waste Management, Inc.	834	133,999

Electrical Equipment - 1.0%
AMETEK, Inc.	809	110,428
Hubbell, Inc.	608	118,986
		229,414
Engineering & Construction - 0.6%
Quanta Services, Inc.	1,123	127,775

Industrial Intermediate Products - 0.5%
Timken Company (The)	1,569	103,287

Materials - 0.9%
Chemicals - 0.4%
Celanese Corporation	308	46,619

AlphaMark Fund
Schedule of Investments (Continued)

Common Stocks - 29.5% (Continued)	Shares	Value
Materials - 0.9% (Continued)
Chemicals - 0.4% (Continued)
Eastman Chemical Company	384	$ 40,047
		86,666
Containers & Packaging - 0.5%
International Paper Company	802	36,507
Packaging Corporation of America	646	84,361
		120,868
Technology - 8.3%
Semiconductors - 1.7%
Broadcom, Inc.	376	208,184
ON Semiconductor Corporation *	2,643	162,359
		370,543
Software - 0.8%
SS&C Technologies Holdings, Inc.	2,436	185,940

Technology Hardware - 3.7%
Amphenol Corporation - Class A	2,626	211,603
Apple, Inc.	1,408	232,743
TD SYNNEX Corporation	1,485	153,638
Zebra Technologies Corporation - Class A *	404	237,867
		835,851
Technology Services - 2.1%
Global Payments, Inc.	1,521	181,060
International Business Machines Corporation	1,344	157,382
Kyndryl Holdings, Inc. *	1	13
Leidos Holdings, Inc.	1,641	144,260
		482,715

Total Common Stocks (Cost $4,848,494)		$ 6,627,369

Exchange-Traded Funds - 53.5%	Shares	Value
Communication Services Select Sector SPDR® Fund (The)	16,146	$ 1,216,924
Consumer Discretionary Select Sector SPDR® Fund (The)	4,325	884,203
Consumer Staples Select Sector SPDR® Fund (The)	14,815	1,041,346
Energy Select Sector SPDR® Fund (The)	7,191	392,557
Financial Select Sector SPDR® Fund (The)	41,724	1,583,843
Health Care Select Sector SPDR® Fund (The)	17,816	2,311,270
Industrial Select Sector SPDR® Fund (The)	11,653	1,174,273
Materials Select Sector SPDR® Fund (The)	4,276	361,963
Real Estate Select Sector SPDR® Fund (The)	14,000	663,460

AlphaMark Fund
Schedule of Investments (Continued)

Exchange-Traded Funds - 53.5% (Continued)		Shares	Value
Technology Select Sector SPDR® Fund (The)		13,824	$ 2,332,385
Utilities Select Sector SPDR® Fund (The)		875	57,549
Total Exchange-Traded Funds (Cost $9,471,933)			$ 12,019,773

U.S. Treasury Obligations - 8.9%	Coupon	Par Value	Value
U.S. Treasury Bills, due 03/24/2022 (Cost $1,999,717)	0.045% (a)	$ 2,000,000	$ 1,999,645

Money Market Funds - 8.4%		Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (b) (Cost $1,897,835)		1,897,835	$ 1,897,835

Total Investments at Value - 100.3% (Cost $18,217,979)			$ 22,544,622

Liabilities in Excess of Other Assets - (0.3%)			(63,845)

Total Net Assets - 100.0%			$ 22,480,777

*	Non-income producing security.
(a)	Rate shown is the annualized yield at time of purchase, not a coupon rate.
(b)	The rate shown is the 7-day effective yield as of November 30, 2021.

AlphaMark Fund
Schedule of Open Written Option Contracts
November 30, 2021 (Unaudited)

Written Option Contracts	Contracts	Notional Amount	Value
Call Option Contracts
Consumer Discretionary Select Sector SPDR® Fund (The), 12/20/2021 at $220	30	$ 613,320	$ 1,350
Real Estate Select Sector SPDR® Fund (The), 12/20/2021 at $50	110	521,290	1,100
Technology Select Sector SPDR® Fund (The), 12/20/2021 at $167	30	506,160	13,320
		1,640,770	15,770
Put Option Contracts
Consumer Discretionary Select Sector SPDR® Fund (The), 12/20/2021 at $200	30	613,320	7,650
Utilities Select Sector SPDR® Fund (The), 12/20/2021 at $66	100	657,700	12,400
		1,271,020	20,050
Total Written Option Contracts (Premiums received $27,044)		$ 2,911,790	$ 35,820